Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1],[2]	¥ (422,998)	¥ (176,149)	[3]
Equity in earnings of equity method investees-net		(140,014)	(88,717)	[3]
Interest income on Loans, including fees		(1,236,933)	(1,098,107)
Other non-interest income		(63,078)	(44,282)
Other non-interest expenses		(160,349)	(131,968)
Total before tax		(695,767)	(1,014,434)
Income tax expense		143,212	234,336
Net of tax		(552,555)	(780,098)	[3]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(18,258)	(173,473)
Income tax expense		5,888	52,606
Net of tax		(12,370)	(120,867)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(18)	6,132
Total before tax		(14,494)	(175,398)
Income tax expense		4,626	52,011
Net of tax		(9,868)	(123,387)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[4]	(14,476)	(181,530)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		829	(111)
Total before tax		829	(111)
Income tax expense		(253)	34
Net of tax		576	(77)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(81)	(113)
Total before tax		735	(5,584)
Income tax expense		(214)	2,149
Net of tax		521	(3,435)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		816	(5,471)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(2,643)	4,659
Income tax expense		878	(1,588)
Net of tax		(1,765)	3,071
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	4,452	10,249
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	(3,095)	(3,518)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Loss (gain) on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[5]	(4,000)	(2,072)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(2,686)
Other non-interest expenses		1	2,961
Total before tax		(2,685)	2,961
Income tax expense		851
Net of tax		¥ (1,834)	¥ 2,961

[1]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income in six months ended on September 30, 2018. For additional information, refer to Note1.
[2]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥95 million and ¥81 million; Other comprehensive income-net by ¥13 million and ¥4 million; Total credit losses by ¥108 million and ¥85 million, for the six months ended September 30, 2017 and 2018, respectively.
[3]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[4]	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018, while included unrealized gains (losses) related to both debt and equity securities in six months ended on September 30, 2017.
[5]	These Accumulated OCI components are components of net periodic benefit cost. See Note 7 for more information.